Pay vs Performance Disclosure - USD ($)		5 Months Ended	7 Months Ended	12 Months Ended
		Dec. 31, 2024	Jul. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	PEO Name and Tenure (1)	Summary compensation table total CEO ($)(1)(2)	Compensation actually paid to CEO ($)(1)(3)	Average summary compensation table total for non-CEO NEOs ($) (2)(4)	Average compensation actually paid to non-CEO NEOs(3)(4)	Value of Initial Fixed $100 Investment based on Total shareholder return($)	Net Income (in thousands) ($)
2024	B. Sonny Bal (Jan 1 – July, 31,2024	440,651	411,267	369,824	355,191
2024	Eric Olson (Aug 1 – Dec 31, 2024)	194,594	194,594			(99.82)	(11,024)
2023	B. Sonny Bal	537,312	461,682	453,602	403,331	(96.06)	(8,259)

Named Executive Officers, Footnote [Text Block]
(1)

B. Sonny Bal served as our CEO from January 1, 2024, until July 31, 2024. Eric Olson has served as our CEO since August 1, 2024. In accordance with Instruction 3 to Item 402(v)(2)(i), we have reported separate rows for each individual who served as PEO during the fiscal year 2024.

The dollar amounts reported represent the actual total compensation for each CEO for their respective service periods during fiscal year 2024, as reported in the Summary Compensation Table. No averaging of compensation has been applied, in compliance with SEC Compliance and Disclosure Interpretation 128D.01.

PEO Total Compensation Amount	[1],[2]	$ 194,594	$ 440,651		$ 537,312
PEO Actually Paid Compensation Amount	[2],[3]	194,594	411,267		461,682
Adjustment To PEO Compensation, Footnote [Text Block]

	2024			2023
	Eric Olson	B. Sonny Bal	Average Non-CEO NEOs	B. Sonny Bal	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$194,594	$440,651	369,824	$537,312	$453,602

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$-	$(27,338)	(13,264)	$(76,139)	$(51,140)
Year-end fair value of unvested awards granted in the current year	$-	$-	-	$615	$739
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$-	$(17)	(11)	$(19)	$(13)
Fair values at vest date for awards granted and vested in current year	$-		$-	$-	$-
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$-	$(2,029)	(1,358)	$(87)	$(58)
Forfeitures during current year equal to prior year-end fair value	$-		$-	$-	$-
Dividends or dividend equivalents not otherwise included in total compensation	$-		$-	$-	$-
Total Adjustments for Equity Awards	$-	$(14,633)	(14,633)	$(75,630)	$(50,472)

Compensation Actually Paid (as calculated)	$194,594	$411,267	355,191	$461,682	$403,130

Non-PEO NEO Average Total Compensation Amount	[1],[4]		369,824		453,602
Non-PEO NEO Average Compensation Actually Paid Amount	[3],[4]		$ 355,191		403,331
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount		(99.82)			(96.06)
Net Income (Loss) Attributable to Parent		$ (11,024,000)			$ (8,259,000)
PEO Name		Eric Olson	B. Sonny Bal		B. Sonny Bal
Additional 402(v) Disclosure [Text Block]				The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The Amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).
Eric Olson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 194,594
PEO Actually Paid Compensation Amount			194,594
Eric Olson [Member] | Adjustment for Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
Eric Olson [Member] | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
Eric Olson [Member] | Year-Over-Year Difference of Year End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
Eric Olson [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
Eric Olson [Member] | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
Eric Olson [Member] | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
Eric Olson [Member] | Dividends or Dividend Equivalents not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
Eric Olson [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
B Sonny Bal [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 440,651			$ 537,312
PEO Actually Paid Compensation Amount		411,267			461,682
B Sonny Bal [Member] | Adjustment for Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards		(27,338)			(76,139)
B Sonny Bal [Member] | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards					615
B Sonny Bal [Member] | Year-Over-Year Difference of Year End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards		(17)			(19)
B Sonny Bal [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
B Sonny Bal [Member] | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards		(2,029)			(87)
B Sonny Bal [Member] | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
B Sonny Bal [Member] | Dividends or Dividend Equivalents not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
B Sonny Bal [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards		$ (14,633)			(75,630)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Actually Paid Compensation Amount				$ 355,191	403,130
Non-PEO NEO Average Total Compensation Amount				369,824	453,602
Non-PEO NEO [Member] | Adjustment for Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards				(13,264)	(51,140)
Non-PEO NEO [Member] | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards					739
Non-PEO NEO [Member] | Year-Over-Year Difference of Year End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards				(11)	(13)
Non-PEO NEO [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
Non-PEO NEO [Member] | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards				(1,358)	(58)
Non-PEO NEO [Member] | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
Non-PEO NEO [Member] | Dividends or Dividend Equivalents not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
Non-PEO NEO [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards				$ (14,633)	$ (50,472)

[1]	Amounts in this column represent the “Total” column set forth in the Summary Compensation Table (“SCT”) on page 14. See the footnotes to the SCT for further detail regarding the amounts in these columns.
[2]	B. Sonny Bal served as our CEO from January 1, 2024, until July 31, 2024. Eric Olson has served as our CEO since August 1, 2024. In accordance with Instruction 3 to Item 402(v)(2)(i), we have reported separate rows for each individual who served as PEO during the fiscal year 2024. The dollar amounts reported represent the actual total compensation for each CEO for their respective service periods during fiscal year 2024, as reported in the Summary Compensation Table. No averaging of compensation has been applied, in compliance with SEC Compliance and Disclosure Interpretation 128D.01.
[3]	The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The Amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).
[4]	Non-CEO NEOs reflect the compensation of David O’Brien, COO.